Leases (Details) - Schedule of Cash Flow Information Related to Finance Leases - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Cash Flow Information Related to Finance Leases [Abstract]
Operating cash flows from finance leases	$ 29,141	$ 205,074